RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		3 Months Ended
	Oct. 12, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000
Founder Shares | Class B common stock
Related Party Transaction [Line Items]
Issuance of Class B Common Stock to Sponsor	7,187,500
Aggregate purchase price	$ 25,000
Shares subject to forfeiture	937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days